Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories

NOTE 3: INVENTORIES

The Company primarily uses the last-in, first-out (LIFO) method of valuing inventory. Interim LIFO calculations are based on actual inventory levels.

Inventories, at stated LIFO value, were classified at March 31, 2013 and December 31, 2012 as follows:

	March 31, 2013	December 31, 2012
	(In millions)
In process and finished products	$746.1	$741.5

If current cost had been used to value inventories, such inventories would have been $39 million and $34 million lower than reported at March 31, 2013 and December 31, 2012, respectively. Approximately 89% and 88% of inventories are accounted for under the LIFO method at March 31, 2013 and December 31, 2012, respectively. Non-LIFO inventories consist primarily of inventory at our foreign facilities using the weighted-average cost and the specific cost methods. Substantially all of our inventories consist of finished products.

The Company has consignment inventory at certain customer locations, which totaled $11.9 million and $11.3 million at March 31, 2013 and December 31, 2012, respectively.

During the first quarter of 2013, certain inventory quantities were reduced. This reduction resulted in a liquidation of LIFO inventory quantities carried at lower costs prevailing in prior years as compared with the cost of current year purchases. The effect of the LIFO liquidation decreased cost of materials sold during the first quarter of 2013 by approximately $0.4 million.

Note 4: Inventories

Inventories were classified at December 31, 2012 and 2011 as follows:

	At December 31,
	2012	2011
	(In millions)
In process and finished products	$741.5	$732.4

If current cost had been used to value inventories, such inventories would have been $34 million lower and $29 million higher than reported at December 31, 2012 and 2011, respectively. Approximately 88% of inventories are accounted for under the LIFO method at December 31, 2012 and 2011. Non-LIFO inventories consist primarily of inventory at our foreign facilities using the weighted-average cost and the specific cost methods. Substantially all of our inventories consist of finished products.

The Company has consignment inventory at certain customer locations, which totaled $13.1 million and $15.9 million at December 31, 2012 and 2011, respectively.